11. SHARE CAPITAL: Schedule of Weighted average inputs used in the BSM to calculate fair value (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2025 $ / shares
Stock Options
Share price		$ 4.34	$ 3.9
Exercise price		$ 4.21	3.9
Risk-free interest rate	2.82%	3.24%
Expected life (years)	5 years	5 years
Expected volatility	90.30%	91.71%
Expected annual dividend yield	0.00%	0.00%
Warrants
Share price			4.04
Exercise price			$ 3.3
Risk-free interest rate	2.46%
Expected life (years)	2 years
Expected volatility	37.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Expected Dividend | $	$ 0